Other Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 841,542	¥ 1,627,189
Collateral provided for derivative transactions	529,967	852,895
Financial Stabilization Funds	330,153	318,112
Security deposits	106,881	111,828
Miscellaneous receivables	84,861	60,115
Loans held for sale	10,411	45,072
Other	437,734	455,293
Total	2,341,549	3,470,504
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,424,490	1,407,575
Guaranteed trust principal	578,283
Factoring amounts owed to customers	335,944	305,597
Collateral accepted for derivative transactions	322,960	539,515
Miscellaneous payables	249,487	463,077
Matured debentures	150,241	179,012
Unearned income	146,536	145,357
Accrued pension liability	102,392	29,748
Other	768,556	724,171
Total	¥ 4,078,889	¥ 3,794,052